SHARE CAPITAL (Details Narrative) - USD ($)															2 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2026	May 14, 2026	Mar. 30, 2026	Feb. 02, 2026	Jan. 28, 2026	Jan. 18, 2026	Dec. 31, 2025	Sep. 20, 2025	Feb. 16, 2025	Feb. 10, 2025	Jan. 28, 2025	Jan. 27, 2025	Sep. 04, 2024	Aug. 26, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 23, 2025	Oct. 22, 2025	Aug. 20, 2024
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized															1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value															$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued															1	1	1
Common stock, shares outstanding															1	1	1
Sale of common stock, shares																1
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized															800,000,000	800,000,000	800,000,000
Common stock, par value															$ 0.00001	$ 0.00001	$ 0.00001
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized															200,000,000	200,000,000	200,000,000
Common stock, par value															$ 0.00001	$ 0.00001	$ 0.00001
DT Cloud Star Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized							500,000,000									500,000,000	500,000,000		500,000,000	500,000,000
Common stock, par value							$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock votes																	Holders of the Company’s ordinary shares are entitled to one vote for each share.		Holders of the Company’s ordinary shares are entitled to one vote for each share
Common stock, shares issued							2,000,900									2,000,900	2,000,900		2,000,900	2,000,900
Common stock, shares outstanding							2,000,900									2,000,900	2,000,900		2,000,900	2,000,900
Ordinary shares subject to possible redemption							1,652,509									1,652,509	1,652,509		1,652,509	6,900,000
Shares issued price per share							$ 10.00									$ 10.00	$ 10.00		$ 10.00		$ 10.00
Share price							10.00									10.00	10.00		10.00
Warrant issued				1,931,900
DT Cloud Star Acquisition Corp [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share price							10.00									$ 10.00	$ 10.00		$ 10.00			$ 10.00
DT Cloud Star Acquisition Corp [Member] | Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Rights description																	Each holder of a right will receive one-ninth (1/9) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination.		Each holder of a right will receive one-ninth (1/9) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination
Parent Company [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of common stock, shares															1	1
Shares issued price per share															$ 10.00	$ 10.00	$ 10.00
PRIMEGEN US, INC. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized																							1,000,000,000
Common stock, par value																							$ 0.00001
Common stock, shares issued														99,000,000
[custom:BusinessCombinationSharesReceived]				0.8598
Stock option exercise price																	0.0197		$ 0.0197
Share price							0.90									8.00	$ 8.00		$ 0.90
Warrant issued									10,000		180,000	2,000,000
Warrants vested percentage									100.00%		100.00%	75.00%
Warrants contractual life									3 years		3 years	10 years
Number of warrants, granted																	15,117,038		2,190,000
Weighted average grant date fair value																0.49	$ 0.49
Weighted average exercise price per share, Exercisable							$ 0.90									0.90	0.90		$ 0.90
Forward stock split														100:1
Total shares owned														100,000,000
Weighted average grant date fair value for options granted																			$ 0.89	$ 0.89
Stock options granted																				13,320,000
Stock based compensation expense related to option grants																			$ 0	$ 11,822,084
Issuance of warrants									10,000		180,000	2,000,000
PRIMEGEN US, INC. [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants contractual life						3 years
PRIMEGEN US, INC. [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants contractual life						4 years
PRIMEGEN US, INC. [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Share price																8.00	8.00
Warrants vested percentage									100.00%		100.00%	75.00%
Number of warrants, granted						15,117,038
Weighted average exercise price per share, Exercisable																$ 0.90	$ 0.90
Unrecognized share-based compensation																$ 3,639,613	$ 3,639,613
Weighted average grant date fair value for options granted																			$ 0.69
PRIMEGEN US, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation expense																	0	$ 0
PRIMEGEN US, INC. [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation expense																	$ 3,431,036	$ 1,449,417
PRIMEGEN US, INC. [Member] | DTCS [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage				96.00%
PRIMEGEN US, INC. [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized							800,000,000						800,000,000			800,000,000	800,000,000		800,000,000	800,000,000
Common stock, par value							$ 0.00001									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Common stock votes													one
Common stock, shares issued							22,739,106									22,914,383	22,914,383		22,739,106	20,481,767
Common stock, shares outstanding							22,739,106									22,914,383	22,914,383		22,739,106	20,481,767
Sale of common stock, shares	6,250	37,500	23,750		107,777
Shares issued price per share	$ 8.00	$ 8.00	$ 8.00		$ 0.90
Number of units issued							1,556,665	244,443		333,333
Proceeds from issuance of common stock							$ 1,400,998	$ 220,000		$ 300,000
Exercise price of warrants						$ 0.90			$ 0.90		$ 0.90	$ 0.90
Issuance of shares							102,898
Issuance of shares, value							$ 92,609
PRIMEGEN US, INC. [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized							200,000,000						200,000,000			200,000,000	200,000,000		200,000,000	200,000,000
Common stock, par value							$ 0.00001									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Common stock votes													ten
Common stock, shares issued							100,000,000						100,000,000			100,000,000	100,000,000		100,000,000	100,000,000
Common stock, shares outstanding							100,000,000									100,000,000	100,000,000		100,000,000	100,000,000